Income Taxes Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Federal	$ 23,143,000	$ 15,996,000	$ 20,997,000
Tax net operating losses	16,781,000	16,481,000
Capital Loss Carry-forward period	5 years
Unrecognized Tax Benefits	0	0
State Operating Loss, Net [Member]
Valuation Allowance, Amount	14,800,000	14,300,000
Deferred tax asset, valuation allowance	99.00%	99.00%
Foreign Operating Loss, Net [Member]
Valuation Allowance, Amount	1,800,000	1,700,000
Deferred tax asset, valuation allowance	95.00%	94.00%
Capital Losses [Member]
Valuation Allowance, Amount	3,500,000	5,000,000
Intangible Assets [Member]
Deferred Federal	(19,700,000)	(18,700,000)	(11,800,000)
Accrued Incentive Compensation [Member]
Deferred Federal		5,100,000
Insurance Proceeds [Member]
Deferred Federal			(7,300,000)
State and Foreign Tax Jurisdictions [Member]
Tax net operating losses	$ 16,800,000	$ 16,300,000